Acquisitions - Schedule of Purchase Price Allocation in Business Acquisition (Details) (USD $)	Dec. 31, 2012 Wowio, LLC [Member]		Jun. 30, 2009 Wowio, LLC [Member]	Dec. 31, 2012 Drunk Duck [Member]		Dec. 31, 2012 Spacedog Entertainment, Inc.[Member]		May 15, 2010 Spacedog Entertainment, Inc.[Member]
Assumed liabilities	$ 841,000		$ 1,636,000
Assumed liabilities of related party in business acquisition	795,000
Cash				350,000		107,000		107,000
Seller				150,000
Common stock (15,430,000 shares)						1,543,000		1,543,000
Due under royalty stream (1)	1,017,000	[1]		362,000	[2]	724,000	[3]
Total	$ 2,653,000			$ 862,000		$ 2,374,000

[1]	At the time of acquisition, management determined that the likelihood of such payable was probable through 2014. Accordingly, it booked the fair value of the $1,514,000 liability herein of $1,017,000 based on expected repayment. Subsequently, the Company reviewed the treatment of the additional purchase price consideration recorded as acquisition related liabilities and in conjunction with its assessment of the recoverability of the related intangible assets acquired, determined that a portion of the acquisition related liabilities should be extinguished against the intangible assets impairment charge as the likelihood of paying those amounts was remote as of December 31, 2012. At December 31, 2012 and 2011, the fair values of such liabilities were approximately $0 and $1,181,000, respectively. The related change in fair value for the year ended December 31, 2012 and 2011 was approximately $123,000 and $0, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations.
[2]	At the time of acquisition, management determined that the likelihood of such payable was probable through 2014. Accordingly, it booked the fair value of the $500,000 liability herein of $362,000 based on estimated repayment. Subsequently, the Company reviewed the treatment of the additional purchase price consideration recorded as acquisition related liabilities and in conjunction with its assessment of the recoverability of the related intangible assets acquired, determined that a portion of the acquisition related liabilities should be extinguished against the intangible assets impairment charge as the likelihood of paying those amounts was remote as of December 31, 2012. At December 31, 2012 and 2011, the fair values of such liabilities were approximately $0 and $425,000, respectively. The related change in fair value for the years ended December 31, 2012 and 2011 was approximately $0 and $40,000, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations. There was no change in the fair value of the related liability during 2012 due to a change in the timing of the projected payments.
[3]	At the time of acquisition, management determined that the likelihood of such royalty payable was probable through 2014. Accordingly, it booked the fair value of the $1,000,000 liability herein of $724,000 based on estimated repayment. Subsequently, the Company reviewed the treatment of the additional purchase price consideration recorded as acquisition related liabilities and in conjunction with its assessment of the recoverability of the related intangible assets acquired, determined that a portion of the acquisition related liabilities should be extinguished against the intangible assets impairment charge as the likelihood of paying those amounts was remote as of December 31, 2012. At December 31, 2012 and 2011, the fair values of such liabilities were $0 and $770,000, respectively. The related change in fair value for the years ended December 31, 2012 and 2011 of approximately $81,000 and $0, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accoaccompanying consolidated statements of operations.